UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, California              7/31/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      212,156
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMEX ENERGY SELECT INDEX 'SPDR COM              81369Y506     4533    68303 SH       Sole                    68303
Accretive Health, Inc.         COM              00438v103     2371   216374 SH       Sole                   216374
BERKSHIRE HATHAWAY B NEW CLASS COM              084670207     2139    25665 SH       Sole                    25665
DOW JONES US REAL ESTATE INDEX COM              464287739    14040   219605 SH       Sole                   219605
DURECT CORP COM                COM              266605104       88    96250 SH       Sole                    96250
GOLDCORP INC                   COM              380956409      883    23500 SH       Sole                    23500
ISHARES BARCLAYS 20+ YEAR TREA COM              464287432    24576   196297 SH       Sole                   196297
ISHARES IBOXX INVESTOP IBOXX $ COM              464287242      553     4699 SH       Sole                     4699
ISHARES MSCI BRAZIL INDX BRAZI COM              464286400     1315    25435 SH       Sole                    25435
ISHARES MSCI EMERGING MKT INDE COM              464287234    28298   723082 SH       Sole                   723082
ISHARES MSCI JAPAN INDEX FUND  COM              464286848      498    52950 SH       Sole                    52950
ISHARES TR BARCLAYS FUND BARCL COM              464287226     2083    18713 SH       Sole                    18713
ISHARES TR RUSSELL 3000INDEX F COM              464287689     2517    31304 SH       Sole                    31304
ISHARES TR-ISHARES MSCI EAFE I COM              464287465    42319   847066 SH       Sole                   847066
KLA-TENCOR CORP COM            COM              482480100      851    17288 SH       Sole                    17288
MAKO SURGICAL CORP.            COM              560879108     2552    99661 SH       Sole                    99661
MERCK & CO., INC.              COM              58933Y105     2334    55893 SH       Sole                    55893
OCCIDENTAL PETROLEUM CORP      COM              674599105     3969    46273 SH       Sole                    46273
POWERSHS QQQ TRUST SER 1       COM              73935a104     1309    20400 SH       Sole                    20400
S P D R S&P 500 ETF TR EXPIRIN COM              78462f103     1819    13362 SH       Sole                    13362
SECTOR SPDR UTIL SELECT SHARES COM              81369Y886      476    12857 SH       Sole                    12857
SERVICESOURCE INTERNATIONAL    COM              81763U100       90     6498 SH       Sole                     6498
SOUTHERN NATL BANCORPVA INC CO COM              843395104     1804   238024 SH       Sole                   238024
SPDR GOLD TRUST ETF            COM              78463V107    21082   135845 SH       Sole                   135845
VANGUARD ENERGY ETF            COM              92204a306     9750   100215 SH       Sole                   100215
VANGUARD INDEX FUNDS VANGUARD  COM              922908769    33900   486376 SH       Sole                   486376
VANGUARD MSCI EMERGING MKTS ET COM              922042858     2823    70706 SH       Sole                    70706
VANGUARD REIT                  COM              922908553     3135    47914 SH       Sole                    47914
Somaxon Pharmaceuticals, Inc   WT               834453102       49   170212 SH       Sole                   170212